August 9, 2019

Keith O’Connell, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price International Funds, Inc. (“Registrant”)
consisting of the following series and classes:
 T. Rowe Price China Evolution Equity Fund

T. Rowe Price China Evolution Equity Fund —I Class

File Nos.: 002-65539/811-2958

Dear Mr. O’Connell:

Pursuant to Section 6 of the Securities Act of 1933, Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No. 182 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment reflects the addition of a new series and classes called the T. Rowe Price China Evolution Equity Fund and T. Rowe Price China Evolution Equity Fund—I Class.

We have not yet obtained NASDAQ ticker symbols, however, once they are received, they will be added to the front cover the prospectus and Statement of Additional Information (the “SAI”).

The SAI is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds). Certain changes have been made in the text of the SAI to reflect the addition of the new series.

The filing is scheduled to go effective on October 23, 2019.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Vicki S. Horwitz at 410-577-5024.

Sincerely,

/s/Vicki S. Horwitz
Vicki S. Horwitz
Vice President and Legal Counsel, T. Rowe Price Associates, Inc.